Other Assets (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of exclusive distributors		50	50
Subsidy to exclusive distributor for advertising and marketing		$ 152,177	¥ 1
Prepayments amortized contract period		3 years	3 years
Marketing and advertisement cost		$ 1,600,000
Amount paid to celebrity endorsement fee	$ 445,533
AmountPaidToCelebrityEndorsementFees	3 years
Celebrity endorsement contract period	5 years